Offerings - Offering: 1	Nov. 04, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	2017 Omnibus Incentive Plan, as amended, Common stock, $0.01 par value per share
Amount Registered | shares	475,000
Proposed Maximum Offering Price per Unit	9.775
Maximum Aggregate Offering Price	$ 4,643,125.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 641.22
Offering Note	(1) In accordance with Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement on Form S-8 shall be deemed to cover any additional securities that may from time to time be offered or issued to prevent dilution resulting from stock splits, stock dividends or similar transactions effected without the receipt of consideration which results in an increase in the number of our outstanding shares of Common Stock. (2) Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and (h) under the Securities Act of 1933. The price per share and aggregate offering price are calculated on the basis of $9.775, average of the high and low prices of the Registrant's Common Stock as reported on the NASDAQ Global Select Market on October 31, 2025. (3) Represents an additional 475,000 shares of Common Stock issuable under the Plan. These 475,000 shares of Common Stock represent an increase in the number of shares of Common Stock reserved for issuance under the Plan, which increase was approved by the Registrant's stockholders on June 20, 2025, at the Registrant's 2025 Annual Meeting of Stockholders. Shares available for issuance under the Plan were previously registered on Prior Registration Statements.